Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	R$ 76,504	R$ 41,854
Liabilities	(79,505)	(47,828)
Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	46,019	26,458
Liabilities	(51,789)	(32,927)
Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	20,418	8,456
Liabilities	(20,262)	(9,061)
Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	2,085	2,162
Liabilities	(905)	(754)
Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	156	167
Liabilities	(76)	(40)
NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	7,596	4,446
Liabilities	(6,426)	(4,971)
Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	230	165
Liabilities	(47)	(75)
Level 1 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	23	14
Liabilities	(22)	(7)
Level 1 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	4
Liabilities	(13)
Level 1 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 1 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	19	14
Liabilities	(9)	(7)
Level 2 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	76,376	41,737
Liabilities	(79,373)	(47,736)
Level 2 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	45,926	26,426
Liabilities	(51,680)	(32,881)
Level 2 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	20,402	8,385
Liabilities	(20,248)	(9,022)
Level 2 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	2,085	2,162
Liabilities	(905)	(754)
Level 2 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	156	167
Liabilities	(76)	(40)
Level 2 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	7,596	4,446
Liabilities	(6,426)	(4,971)
Level 2 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	211	151
Liabilities	(38)	(68)
Level 3 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	105	103	R$ 142
Liabilities	(110)	(85)	R$ (26)
Level 3 [Member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	93	32
Liabilities	(109)	(46)
Level 3 [Member] | Options contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	12	71
Liabilities	(1)	R$ (39)
Level 3 [Member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | NDF - Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	0
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0
Liabilities	R$ 0